Document and Entity Information	Jun. 29, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 29, 2025
Entity Registrant Name	BIG 5 SPORTING GOODS CORPORATION
Entity Incorporation State Country Code	DE
Entity File Number	000-49850
Entity Tax Identification Number	95-4388794
Entity Address Address Line 1	2525 East El Segundo Boulevard
Entity Address City Or Town	El Segundo
Entity Address State Or Province	CA
Entity Address Postal Zip Code	90245
City Area Code	310
Local Phone Number	536-0611
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BGFV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001156388